Note 19 - Share-based Compensation (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended									12 Months Ended							0 Months Ended																	12 Months Ended			0 Months Ended						12 Months Ended	0 Months Ended			12 Months Ended				0 Months Ended					0 Months Ended		12 Months Ended			34 Months Ended						0 Months Ended					12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended					0 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Apr. 02, 2012 Option I1 [Member] Inscom Options 2012 Plan [Member] Vesting on April 2, 2012 [Member]	Apr. 02, 2012 Option I2 [Member] Inscom Options 2012 Plan [Member] Vesting on June 30, 2013 [Member]	Apr. 02, 2012 Option I3 [Member] Inscom Options 2012 Plan [Member] Vesting on April 2, 2012 [Member]	Apr. 02, 2012 Option I4 [Member] Inscom Options 2012 Plan [Member] Vesting on June 30, 2013 [Member]	Mar. 12, 2012 Option G1 [Member] Options 2012 Plan G [Member] Vesting on May 31, 2012 [Member]	Mar. 12, 2012 Option G2 [Member] Options 2012 Plan G [Member] Vesting on May 31, 2013 [Member]	Mar. 12, 2012 Option G3 [Member] Options 2012 Plan G [Member] Vesting on May 31, 2014 [Member]	Mar. 12, 2012 Option G4 [Member] Options 2012 Plan G [Member] Vesting on May 31, 2015 [Member]	Mar. 12, 2012 Option G5 [Member] Options 2012 Plan G [Member] Vesting on May 31, 2016 [Member]	Dec. 31, 2014 Forfeited Options [Member] Options 2012 Plan G [Member] CNY	Dec. 31, 2013 Forfeited Options [Member] Options 2012 Plan G [Member] CNY	Dec. 31, 2012 Forfeited Options [Member] Options 2012 Plan G [Member] CNY	Dec. 31, 2014 Forfeited Options [Member] Options 2012 Plan H [Member] CNY	Dec. 31, 2014 Forfeited Options [Member] Options 2008 Plan [Member] CNY	Dec. 31, 2013 Forfeited Options [Member] Options 2008 Plan [Member] CNY	Dec. 31, 2012 Forfeited Options [Member] Options 2008 Plan [Member] CNY	Mar. 12, 2012 Option H1 [Member] Options 2012 Plan H [Member] Vesting on May 31, 2014 [Member]	Mar. 12, 2012 Option H2 [Member] Options 2012 Plan H [Member] Vesting on May 31, 2015 [Member]	Mar. 12, 2012 Option H3 [Member] Options 2012 Plan H [Member] Vesting on May 31, 2016 [Member]	Mar. 12, 2012 Option H4 [Member] Options 2012 Plan H [Member] Vesting on May 31, 2014 [Member]	Mar. 12, 2012 Option H5 [Member] Options 2012 Plan H [Member] Vesting on May 31, 2015 [Member]	Mar. 12, 2012 Option H6 [Member] Options 2012 Plan H [Member] Vesting on May 31, 2016 [Member]	Mar. 09, 2009 Option D 1 [Member] Options 2009 Plan [Member] Vesting on March 31, 2010 [Member]	Mar. 09, 2009 Option D 2 [Member] Options 2009 Plan [Member] Vesting on March 31, 2011 [Member]	Mar. 09, 2009 Option D 3 [Member] Options 2009 Plan [Member] Vesting on March 31, 2012 [Member]	Mar. 09, 2009 Option D 4 [Member] Options 2009 Plan [Member] Vesting on March 31, 2013 [Member]	Nov. 21, 2008 Option C 1 [Member] Options 2008 Plan [Member] Vesting on March 31, 2010 [Member]	Nov. 21, 2008 Option C 2 [Member] Options 2008 Plan [Member] Vesting on March 31, 2011 [Member]	Nov. 21, 2008 Option C 3 [Member] Options 2008 Plan [Member] Vesting on March 31, 2012 [Member]	Nov. 21, 2008 Option C 4 [Member] Options 2008 Plan [Member] Vesting on March 31, 2013 [Member]	Jun. 24, 2013 Inscom Options 2013 Plan [Member] Entrepreneurial Agents [Member]	Jun. 24, 2013 Inscom Options 2013 Plan [Member] Employees [Member]	Jun. 24, 2013 Inscom Options 2013 Plan [Member] CNY	Dec. 31, 2014 Inscom Options 2013 Plan [Member] CNY	Dec. 31, 2013 Inscom Options 2013 Plan [Member] CNY	Mar. 29, 2012 Inscom Options 2013 Plan [Member]	Jul. 01, 2014 InsCom Options 2014 Plan [Member] Entrepreneurial Agents [Member] Vest on June 30, 2015 [Member]	Jul. 01, 2014 InsCom Options 2014 Plan [Member] Entrepreneurial Agents [Member]	Jul. 01, 2014 InsCom Options 2014 Plan [Member] Employees [Member] Vest on June 30, 2015 [Member]	Jul. 01, 2014 InsCom Options 2014 Plan [Member] Employees [Member] Vest on July 1, 2014 [Member]	Jul. 01, 2014 InsCom Options 2014 Plan [Member] Employees [Member]	Jul. 01, 2014 InsCom Options 2014 Plan [Member] CNY	Dec. 31, 2014 InsCom Options 2014 Plan [Member] CNY	Apr. 02, 2012 Inscom Options 2012 Plan [Member] Entrepreneurial Agents [Member]	Apr. 02, 2012 Inscom Options 2012 Plan [Member] Employees [Member]	Apr. 02, 2012 Inscom Options 2012 Plan [Member] CNY	Dec. 31, 2014 Inscom Options 2012 Plan [Member] CNY	Dec. 31, 2013 Inscom Options 2012 Plan [Member] CNY	Dec. 31, 2012 Inscom Options 2012 Plan [Member] CNY	Apr. 02, 2012 Inscom Options 2012 Plan [Member] CNY	Mar. 12, 2012 Options 2012 Plan G [Member] Director [Member]	Mar. 12, 2012 Options 2012 Plan G [Member] Independent Director [Member] USD ($)	Mar. 12, 2012 Options 2012 Plan G [Member] Independent Director [Member] CNY	Mar. 12, 2012 Options 2012 Plan G [Member] Independent Director [Member] USD ($)	Mar. 12, 2012 Options 2012 Plan G [Member] Independent Director [Member] CNY	Mar. 12, 2012 Options 2012 Plan G [Member] USD ($)	Mar. 12, 2012 Options 2012 Plan G [Member] CNY	Dec. 31, 2014 Options 2012 Plan G [Member] CNY	Dec. 31, 2013 Options 2012 Plan G [Member] CNY	Dec. 31, 2012 Options 2012 Plan G [Member] CNY	Dec. 31, 2014 Options 2012 Plan G [Member]	Dec. 31, 2014 Options 2012 Plan G [Member] CNY	Nov. 30, 2014 Options 2012 Plan G [Member] USD ($)	Nov. 30, 2014 Options 2012 Plan G [Member] CNY	Mar. 12, 2012 Options 2012 Plan G [Member] USD ($)	Mar. 12, 2012 Options 2012 Plan G [Member] CNY	Mar. 12, 2012 Options 2012 Plan H [Member] Entrepreneurial Agents [Member]	Mar. 12, 2012 Options 2012 Plan H [Member] Captains [Member]	Mar. 12, 2012 Options 2012 Plan H [Member]	Mar. 12, 2012 Options 2012 Plan H [Member] USD ($)	Mar. 12, 2012 Options 2012 Plan H [Member] CNY	Dec. 31, 2014 Options 2012 Plan H [Member] CNY	Dec. 31, 2013 Options 2012 Plan H [Member] CNY	Dec. 31, 2012 Options 2012 Plan H [Member] CNY	Nov. 30, 2014 Options 2012 Plan H [Member] USD ($)	Nov. 30, 2014 Options 2012 Plan H [Member] CNY	Dec. 31, 2014 Options 2010 Plan [Member]	Mar. 09, 2009 Options 2009 Plan [Member] CNY	Dec. 31, 2014 Options 2009 Plan [Member] CNY	Dec. 31, 2013 Options 2009 Plan [Member] CNY	Dec. 31, 2012 Options 2009 Plan [Member] CNY	Mar. 09, 2009 Options 2009 Plan [Member] USD ($)	Mar. 09, 2009 Options 2009 Plan [Member] CNY	Nov. 21, 2008 Options 2008 Plan [Member] CNY	Dec. 31, 2014 Options 2008 Plan [Member] CNY	Dec. 31, 2013 Options 2008 Plan [Member] CNY	Dec. 31, 2012 Options 2008 Plan [Member] CNY	Nov. 21, 2008 Options 2008 Plan [Member] USD ($)	Nov. 21, 2008 Options 2008 Plan [Member] CNY	Feb. 03, 2007 Options 2007 Plan A [Member] Public Listing [Member]	Feb. 03, 2007 Options 2007 Plan A [Member] First Anniversary [Member]	Feb. 03, 2007 Options 2007 Plan A [Member] Second Anniversary of Empmloyment [Member]	Feb. 03, 2007 Options 2007 Plan A [Member] CNY	Dec. 31, 2014 Options 2007 Plan A [Member]	Feb. 03, 2007 Options 2007 Plan A [Member] CNY	Dec. 31, 2013 2008 Options and 2009 Options [Member] CNY	Dec. 31, 2013 Inscom Options [Member] CNY	Dec. 31, 2014 Options 2012 Plan G and Options 2012 Plan H [Member] Option Modification [Member] CNY	Dec. 31, 2014 Options 2012 Plan G and Options 2012 Plan H [Member]	Nov. 30, 2014 Options 2012 Plan G and Options 2012 Plan H [Member]	Oct. 31, 2014 Options 2012 Plan G and Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent																																								65.10%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																								202,400,000																																																																46,722,500	96,645,000
Share Based Compensation Arrangement by Share Based Payment Award, Shares Authorized as Percentage of Total Number of Ordinary Shares																																								20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																			5,914,312	14,744,000					3,477,281	3,477,281	3,930,000	4,259,000	8,189,000			36,515,586	24,492,750											92,845,000	92,845,000										3,000,000	800,000	3,800,000									10,000,000						32,000,000									5,473,684
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Yuan Renminbi per share)			1.90																																		1.20									0.028																																																							0.025
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value																																														0				0						$ 0.03	0.17			$ 0.04	0.26													$ 0.04	0.26							0						0									0
Allocated Share-based Compensation Expense (in Yuan Renminbi)	23,598	45,317	66,878											0	0	0	0	0	0	0																			6								109					6	3									22,200	35,732	60,666												1,289	1,288	1,100						238	1,353					946	3,756											0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,704,380		183,380																																			0									0				0	0													972,640	972,640															0		1,348,280						2,685,300									4,652,620
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																					60,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																		2 years										5 years	5 years																					4 years															2 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					86.00%	14.00%	36.00%	64.00%	20.00%	20.00%	25.00%	20.00%	15.00%								40.00%	40.00%	20.00%	40.00%	40.00%	20.00%	30.00%	30.00%	20.00%	20.00%	30.00%	30.00%	20.00%	20.00%																																																												40.00%	30.00%	30.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																																																						1.00				$ 0.31	1.98								$ 0.001	0.006	$ 0.30	1.90				$ 0.30	1.90				$ 0.001	0.006						$ 0.34	2.30					$ 0.28	1.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			96,645,000																																																				8,800,000	3,200,000	3,200,000
Share Based Compensation Arrangement by Share Based Payment Award, Risk Premium																																																												1.05%	1.05%															1.05%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	2,113,656	1,431,734	411,490																																			3,036,879									120,000				4,476,505											932,305	786,670													898,740	143,664						110,900	231,600	200,410				171,700	269,800	211,080
Share-based Compensation Arrangement by Share-based Payment Award, Options Grants in Period, Percentage																																																																																																	0.80%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yuan Renminbi per share)	1.90	1.92	1.92	1.99																																															0.025											0.006				0.006										0.006							2.30						1.90										2.32
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost (in Yuan Renminbi)																																																																																																				6,700	401
Share-based Compensation, Options, Extended Period																																																																																																					1 year
Options Modified into Shares Options																																																																																																							91,327,722
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	82,247,600	131,729,497	133,161,231	37,111,101																																		17,621,433									11,546,281				56,531,831											45,876,692			45,876,692	45,876,692										1,370,428							7,000,000						28,000,480									0					45,663,861
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	17,012,991
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Yuan Renminbi)	18,793
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months																																					1 year									1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																																						0									0				0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	65,234,609																																					17,621,433									4,259,000				56,531,831											29,663,817			29,663,817	29,663,817										570,312							7,000,000						28,000,480
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																			2 years											7 years 109 days														7 years 109 days							3 years						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																																						3 years 6 months									4 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Yuan Renminbi per share)	1.94																																					0.025									0.028